UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment                    [_]  Amendment Number: ______

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Addison Clark Management, L.L.C.
Address:   10 Wright Street, Suite 100
           Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:      Terence M. Hogan
Title:     Managing Member
Phone:     (203) 222-4000


Signature, Place, and Date of Signing:


/s/ Terence M. Hogan      Westport, Connecticut       November 14, 2012
--------------------     ----------------------      --------------------
     [Signature]            [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:     $1,040,581
                                            (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number              Name
---   ---------------------             -----

1.    028-10545                         Addison Clark Fund, L.P.

2.    028-10547                         Addison Clark Offshore Fund, Ltd.


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                                                      FORM 13F INFORMATION TABLE
                                                     Addison Clark Management, LLC
                                                         September 30, 2012


COL 1                         COL 2             COL 3      COL 4         COL 5           COL 6            COL 7      COL 8

                              TITLE                        VALUE    SHRS OR    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000) PRN AMT    PRN CALL  DISCRETION      MGRS   SOLE     SHARED NONE
--------------                ---------         ------     -------- --------   --- ----  -----------     -----  ----     ------ ----
AMERISTAR CASINOS INC         COM               03070Q101  56,563    3,177,717 SH        SHARED-DEFINED  1,2    3,177,717
BABCOCK & WILCOX CO NEW       COM               05615F102  52,168    2,048,217 SH        SHARED-DEFINED  1,2    2,048,217
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH    112585104  29,801      863,538 SH        SHARED-DEFINED  1,2      863,538
CALPINE CORP                  COM NEW           131347304  61,941    3,580,433 SH        SHARED-DEFINED  1,2    3,580,433
CENOVUS ENERGY INC            COM               15135U109  31,249      896,676 SH        SHARED-DEFINED  1,2      896,676
CHESAPEAKE ENERGY CORP        COM               165167107  52,542    2,784,444 SH        SHARED-DEFINED  1,2    2,784,444
CRESUD SA COMERCIAL           *W EXP 05/22/201  P3311R192      54      905,317 SH        SHARED-DEFINED  1,2      905,317
EMERSON ELEC CO               COM               291011104  26,356      546,009 SH        SHARED-DEFINED  1,2      546,009
ENCANA CORP                   COM               292505104  27,041    1,233,642 SH        SHARED-DEFINED  1,2    1,233,642
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109  35,919    1,535,000     PUT   SHARED-DEFINED  1,2    1,535,000
FULL HOUSE RESORTS INC        COM               359678109   2,731      728,156 SH        SHARED-DEFINED  1,2      728,156
GENON ENERGY INC              COM               37244E107  27,897   11,026,385 SH        SHARED-DEFINED  1,2   11,026,385
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109   4,764      192,500 SH        SHARED-DEFINED  1,2      192,500
HERCULES OFFSHORE INC         COM               427093109  37,927    7,779,854 SH        SHARED-DEFINED  1,2    7,779,854
HOST HOTELS & RESORTS INC     COM               44107P104  11,396      710,000     PUT   SHARED-DEFINED  1,2      710,000
ISLE OF CAPRI CASINOS INC     COM               464592104  25,853    3,719,804 SH        SHARED-DEFINED  1,2    3,719,804
LEGG MASON INC                COM               524901105  31,211    1,264,615 SH        SHARED-DEFINED  1,2    1,264,615
LEGG MASON INC                COM               524901105  10,588      429,000     CALL  SHARED-DEFINED  1,2      429,000
LENNAR CORP                   CL A              526057104   7,950      228,649 SH        SHARED-DEFINED  1,2      228,649
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100  80,926    1,507,280 SH        SHARED-DEFINED  1,2    1,507,280
MARRIOTT INTL INC NEW         CL A              571903202   7,820      200,000     PUT   SHARED-DEFINED  1,2      200,000
MGM RESORTS INTERNATIONAL     COM               552953101   6,450      600,000     PUT   SHARED-DEFINED  1,2      600,000
MICROSOFT CORP                COM               594918104   5,913      198,700     CALL  SHARED-DEFINED  1,2      198,700
NETFLIX INC                   COM               64110L106   4,900       90,000 SH        SHARED-DEFINED  1,2       90,000
NRG ENERGY INC                COM NEW           629377508  48,932    2,287,628 SH        SHARED-DEFINED  1,2    2,287,628
PARKER HANNIFIN CORP          COM               701094104  16,716      200,000     PUT   SHARED-DEFINED  1,2      200,000
PENN NATL GAMING INC          COM               707569109  34,793      806,894 SH        SHARED-DEFINED  1,2      806,894
PFIZER INC                    COM               717081103  39,685    1,596,987 SH        SHARED-DEFINED  1,2    1,596,987
SAIC INC                      COM               78390X101  58,493    4,858,254 SH        SHARED-DEFINED  1,2    4,858,254
SPIRIT AIRLS INC              COM               848577102  30,317    1,775,011 SH        SHARED-DEFINED  1,2    1,775,011
STARWOOD HOTELS&RESORTS WRLD  COM               85590A401  49,266      850,000     PUT   SHARED-DEFINED  1,2      850,000
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209  73,185    2,567,900 SH        SHARED-DEFINED  1,2    2,567,900
WAL-MART STORES INC           COM               931142103  49,233      667,115 SH        SHARED-DEFINED  1,2      667,115

